Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
Dates
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
Collection Period No.
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
23
1-Jul-2023
31-Jul-2023
11-Aug-2023
14-Aug-2023
15-Aug-2023
Actual/360 Days
29
30/360 Days
30
15-Aug-2023
15-Aug-2023
17-Jul-2023
15-Jul-2023
Summary
Beginning
Balance
0.00
0.00
449,083,674.01
130,000,000.00
Principal
Payment
0.00
0.00
30,037,096.12
0.00
Ending
Balance
0.00
0.00
419,046,577.89
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
53.637672
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.000000
0.748297
1.000000
579,083,674.01
549,046,577.89
30,037,096.12
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
619,660,648.06
11,550,486.67
631,21
1,134.73
40,576,974.05
589,623,551.94
10,904,804.06
600,528,356.00
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest
Payment
0.00
0.00
172,148.74
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.307408
0.608333
Interest & Principal
Payment
0.00
0.00
30,209,244.86
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
53.945080
0.608333
$30,288,328.19
T
otal
$251,232.07

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
32,497,528.73
0.00
32,497,528.73
29,538,130.89
1,905,757.11
536,023.40
399,395.98
0.00
0.00
118,221.35
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
526,009.28
0.00
0.00
251,232.07
0.00
0.00
30,037,096.12
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
32,497,528.73
1,683,191.26
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
526,009.28
0.00
0.00
0.00
526,009.28
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
251,232.07
0.00
0.00
172,148.74
79,083.33
0.00
0.00
0.00
0.00
0.00
251,232.07
0.00
0.00
172,148.74
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
251,232.07
251,232.07
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
30,037,096.12
0.00
0.00
0.00
30,037,096.12
Aggregate Principal Distributabl
e
Amount
30,037,096.12
30,037,096.12
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
14,132.78
104,088.57
118,221.35
4,057,697.40
0.00
14,132.78
14,132.78
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
Pool Statistics
Pool Data
3.70%
34.99
33.39
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
631,211,134.73
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
600,528,356.00
27,594
28,526
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
19,854,815.18
9,683,315.71
0.00
1,144,647.84
Pool Factor
36.22%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
27,594
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.14%
0.52%
0.23%
0.11%
100.00%
595,362,375.64
3,121,000.56
1,405,183.44
639,796.36
600,528,356.00
27,428
107
42
17
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.341%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
13,205.02
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.455%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
6,708,150.27
221,149.45
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
40
508
Losses
(1)
Amount
1,144,647.84
535,406.65
388,091.74
Number of Receivables
Number of Receivables
Amount
17,364,132.56
6,408,452.19
4,247,530.10
Current
Cumulative
0.405%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
0.431%
1.018%
0.442%
(0.071%)